Fair Value Measurements - Schedule of Financial Instruments Measured or Disclosed at Fair Value on a Recurring Basis and Non-Recurring Fair Value Measurements (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Available-for-sale debt securities	¥ 602,660		¥ 788,982		$ 86,179
Long-term investments	1,773,309		2,108,477		253,580
Long-term investments, Total losses	(37,900)	$ (5,400)	(146,500)	¥ (280,600)
Equity investments without readily determinable fair value	1,045,204		1,104,545		$ 149,463
Equity investments without readily determinable fair value	19,489	2,787	0	¥ (4,027)
Fair Value, Nonrecurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Produced content monetized on its own	(85,501)	(12,226)	(95,277)
Long-term investments, Total losses			(192,613)
Long-term investments, Total losses	(18,451)	$ (2,638)
Quoted Prices in Active Market for Identical Assets (Level 1) | Long Term Investments | Fair Value Measurements, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Equity investments at fair value with readily determinable fair value	9,703		9,500
Significant Other Observable Inputs (Level 2) | Cash Equivalents
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Time deposits	823,823		781,205
Significant Other Observable Inputs (Level 2) | Short-term Investments
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Held-to-maturity debt securities	33,127
Significant Other Observable Inputs (Level 2) | Short-term Investments | Fair Value Measurements, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Available-for-sale debt securities	281,692		941,610
Significant Other Observable Inputs (Level 2) | Accrued Expenses and Other Liabilities | Fair Value Measurements, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative instruments	33,705
Significant Other Observable Inputs (Level 2) | Convertible Senior Notes
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Convertible senior notes, current portion	1,457,736		16,671
Convertible senior notes, non-current portion	2,398,144		3,932,041
Significant Unobservable Inputs (Level 3) | Fair Value, Nonrecurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Produced content monetized on its own	46,884		73,936
Long-term investments	48,381		344,843
Significant Unobservable Inputs (Level 3) | Long Term Investments | Fair Value Measurements, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Available-for-sale debt securities	602,660		788,982
Significant Unobservable Inputs (Level 3) | Convertible Senior Notes
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Convertible senior notes, current portion			207,531
Convertible senior notes, non-current portion	¥ 3,914,609		¥ 3,765,189